Annual Fund Operating Expenses	Dec. 31, 2025
AZL® DFA International Core Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® DFA International Core Equity Fund | AZL DFA International Core Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	1.01%	[1]
AZL® DFA U.S. Core Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® DFA U.S. Core Equity Fund | AZL DFA U.S. Core Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	0.79%	[2]
AZL® Enhanced Bond Index Fund | AZL Enhanced Bond Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.66%
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund, Class 1 and Class 2
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.46%	[3]
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.71%	[3]
AZL® Fidelity Institutional Asset Management® Total Bond Fund, Class 1 and Class 2
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® Fidelity Institutional Asset Management® Total Bond Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.66%
AZL® Fidelity Institutional Asset Management® Total Bond Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.91%
AZL® Government Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® Government Money Market Fund | AZL Government Money Market Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	0.65%	[5]
AZL® International Index Fund, Class 1 and Class 2 | AZL International Index Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.45%
AZL® International Index Fund, Class 1 and Class 2 | AZL International Index Fund Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.70%
AZL® Mid Cap Index Fund, Class 1 and Class 2 | AZL Mid Cap Index Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.35%
AZL® Mid Cap Index Fund, Class 1 and Class 2 | AZL Mid Cap Index Fund Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.60%
AZL® Moderate Index Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® Moderate Index Strategy Fund | AZL Moderate Index Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.60%	[6]
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.15%)	[7]
Net Expenses (as a percentage of Assets)	0.68%	[7]
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2 | AZL MSCI Global Equity Index Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.40%)	[8]
Net Expenses (as a percentage of Assets)	0.43%	[8]
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2 | AZL MSCI Global Equity Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.40%)	[8]
Net Expenses (as a percentage of Assets)	0.68%	[8]
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2 | AZL Russell 1000 Growth Index Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.09%)	[9]
Net Expenses (as a percentage of Assets)	0.44%	[9]
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2 | AZL Russell 1000 Growth Index Fund Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.09%)	[9]
Net Expenses (as a percentage of Assets)	0.69%	[9]
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2 | AZL Russell 1000 Value Index Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.09%)	[10]
Net Expenses (as a percentage of Assets)	0.44%	[10]
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2 | AZL Russell 1000 Value Index Fund Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.09%)	[10]
Net Expenses (as a percentage of Assets)	0.69%	[10]
AZL® S&P 500 Index Fund, Class 1 and Class 2 | AZL S&P 500 Index Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.25%
AZL® S&P 500 Index Fund, Class 1 and Class 2 | AZL S&P 500 Index Fund Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.50%
AZL® Small Cap Stock Index Fund, Class 1 and Class 2 | AZL Small Cap Stock Index Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.36%
AZL® Small Cap Stock Index Fund, Class 1 and Class 2 | AZL Small Cap Stock Index Fund Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.61%
AZL® T. Rowe Price Capital Appreciation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
AZL® T. Rowe Price Capital Appreciation Fund | AZL T. Rowe Price Capital Appreciation Fund Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.10%)	[11]
Net Expenses (as a percentage of Assets)	0.96%	[11]

[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.65% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[2]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.48% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[3]	The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.46% for Class 1 and 0.71% for Class 2 through at least April 30, 2027, after which the expense limitation agreement may be terminated for any reason by the Fund or by the Manager on 30 days written notice. Amounts contractually waived or assumed under the expense limitation agreement may be reimbursed to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
[4]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.49% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[5]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.34% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[6]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[7]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.05% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[8]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.30% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[9]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.35% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[10]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.35% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[11]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.65% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.